Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001099160
Registrant Name	BEASLEY BROADCAST GROUP INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES